Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

***

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—Advantage Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—Global Advantage Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—International Advantage Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The following is hereby added after the fifth paragraph in the section of the Prospectus titled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Derivatives":

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

  IFTEQ2SPT 9/11

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Focus Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Discovery Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

***

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—Focus Growth Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The third sentence of the sixth paragraph in the section of the Prospectus titled "Details of the Portfolios—Global Discovery Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—Growth Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The third sentence of the sixth paragraph in the section of the Prospectus titled "Details of the Portfolios—Small Company Growth Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The following is hereby added after the fifth paragraph in the section of the Prospectus titled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Derivatives":

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

  MSIEQUSPT 9/11

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Global Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

***

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The third sentence of the fourth paragraph in the section of the Prospectus titled "Details of the Portfolios—Global Opportunity Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—International Opportunity Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

***

The third sentence of the fifth paragraph in the section of the Prospectus titled "Details of the Portfolios—Opportunity Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.

***

The following is hereby added after the fourth paragraph in the section of the Prospectus titled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Derivatives":

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

  IFTEQ1SPT 9/11

Statement of Additional Information Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Statement of Additional Information dated
April 29, 2011

The information in the tables under the section of the Fund's Statement of Additional Information entitled "Investment Policies and Strategies" which summarize the permissible strategies and investments for each of the Advantage, Focus Growth, Global Advantage, Global Discovery, Global Opportunity, Growth, International Advantage, International Opportunity, Opportunity and Small Company Growth Portfolios are hereby deleted in their entirety and replaced with the following:

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Global Advantage	Global Discovery	Global Opportunity	International Advantage	International Opportunity
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓	✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓

  GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Global Advantage	Global Discovery	Global Opportunity	International Advantage	International Opportunity
Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓

High Yield Securities

U.S. Government Securities	✓	✓	✓	✓	✓

Agencies	✓	✓	✓	✓	✓

Corporates	✓	✓	✓	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓

Mortgage Related Securities	✓	✓	✓	✓	✓

Repurchase Agreements	✓	✓	✓	✓	✓

Municipals

Asset-Backed Securities

Loan Participations and Assignments

Temporary Investments	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓

Eurodollar and Yankee Dollar Obligations	✓	✓	✓	✓	✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓

Foreign Government Fixed Income Securities	✓	✓	✓	✓	✓

Foreign Corporate Fixed Income Securities	✓	✓	✓	✓	✓

Emerging Market Securities	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓

Brady Bonds	✓	✓	✓	✓	✓

Investment Funds	✓	✓	✓	✓	✓

  GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Global Advantage	Global Discovery	Global Opportunity	International Advantage	International Opportunity
Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓

Non-Publicly Traded Securities,	✓	✓	✓	✓	✓

Private Placements and Restricted Securities	✓	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓

Borrowing for Investment Purposes

Temporary Borrowing	✓	✓	✓	✓	✓

Reverse Repurchase Agreements

Short Sales

Derivatives:

Forwards	✓	✓	✓	✓	✓

Futures Contracts	✓	✓	✓	✓	✓

Options	✓	✓	✓	✓	✓

Swaps	✓	✓	✓	✓	✓

Contracts for Difference (CFDs)	✓	✓	✓	✓	✓

Structured Investments	✓	✓	✓	✓	✓

U.S. EQUITY PORTFOLIOS

	Advantage	Focus Growth	Growth	Opportunity	Small Company Growth
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓			✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓

Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓

High Yield Securities

U.S. Government Securities	✓	✓	✓	✓	✓

Agencies	✓	✓	✓	✓	✓

Corporates	✓	✓	✓	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓

Mortgage Related Securities	✓			✓

Repurchase Agreements	✓	✓	✓	✓	✓

Municipals

U.S. EQUITY PORTFOLIOS

	Advantage	Focus Growth	Growth	Opportunity	Small Company Growth
Asset-Backed Securities

Loan Participations and Assignments

Temporary Investments	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓		✓

Eurodollar and Yankee Dollar Obligations	✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓

Foreign Government Fixed Income Securities	✓			✓

Foreign Corporate Fixed Income Securities	✓			✓

Emerging Market Securities	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓

Brady Bonds	✓			✓

Investment Funds	✓	✓	✓	✓	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓

Borrowing for Investment Purposes				✓

Temporary Borrowing	✓	✓	✓	✓	✓

Reverse Repurchase Agreements			✓

Short Sales

U.S. EQUITY PORTFOLIOS

	Advantage	Focus Growth	Growth	Opportunity	Small Company Growth
Derivatives:

Forwards	✓	✓	✓	✓	✓

Futures Contracts	✓	✓	✓	✓	✓

Options	✓	✓	✓	✓	✓

Swaps	✓	✓	✓	✓	✓

Contracts for Difference (CFDs)	✓	✓	✓	✓	✓

Structured Investments	✓	✓	✓	✓	✓

***

The second paragraph under the section of the Fund's Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

  • complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except with respect to the Global Franchise Portfolio); and

  • top 10 holdings monthly, at least 15 calendar days after the end of each month.

With respect to the Global Franchise Portfolio, complete holdings will be available on a quarterly basis 15 calendar days after the quarter-end to current shareholders who call (800) 548-7786.

Please retain this supplement for future reference.